Note 1 - Basis of Presentation and General Information - Customer Concentration Risk (Details) - Customer Concentration Risk [Member] - Revenue from Contract with Customer Benchmark [Member]	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Major Customer A [Member]
Concentration risk percentage	9.00%	11.00%
Major Customer B [Member]
Concentration risk percentage	6.00%	11.00%
Major Customer C [Member]
Concentration risk percentage	9.00%	14.00%
Major Customers A, B, C, D and E [Member]
Concentration risk percentage	24.00%	36.00%